Recent Accounting Pronouncements, Narrative (Details) - Accounting Standards Update 2014-09 - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in cost of services	$ 67,500,000	$ 128,800,000
Cumulative effect of new accounting principle in period of adoption			$ 0
Increase in other current assets	3,100,000	3,100,000
Decrease In accounts receivable	3,100,000	3,100,000
Voyage charter revenues
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in voyage charter revenue	$ 67,500,000	$ 128,800,000